Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at March 31, 2021 and December 31, 2020, consisted of:

	Mar 31, 2021	December 31, 2020
Computers	11,788	$11,788
Office Furniture	23,908	23,908
Building & Improvement	29,673	29,673
Forklift 1	3,000	3,000
Forklift 2	2,871	2,871
Truck 2019 Hino 155 3710	24,865	24,865
Truck 2019 Hino 155 7445	34,213	34,213
Truck 2018 Hino 155 5347	30,181	30,181
Truck 2018 Hino 155 5647	30,181	30,181
Truck 2019 Hino 155 5680	29,592	29,592
Machinery & Equipment	994,540	994,540
Leasehold Improvements	66,932	66,932
Office Equipment	62,400	62,400
Vehicles	409,108	409,108
Accumulated Depreciation	(717,628)	(583,810)

	$1,035,623	$1,169,441

Depreciation and Amortization expenses for the three (3) months ended March 31, 2021 was $193,094 compared to $161,892 for the same period of March 31, 2020.

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2020 and December 31, 2019, consisted of:

	December 31, 2020	December 31, 2019
Computers	$11,788	$11,788
Office Furniture	23,908
Building & Improvement	29,673	25,000
Forklift 1	3,000	3,000
Forklift 2	2,871	2,871
Truck 2019 Hino 3710	24,865	24,865
Truck 2019 Hino 7445	34,213	34,213
Truck 2018 Hino 155 5347	30,181	30,181
Truck 2018 Hino 155 5647	30,181	30,181
Truck 2018 Hino 155 5680	29,592	30,181
Machinery & Equipment	994,540	913,696
Leasehold Improvements	66,932
Office Equipment	62,400	62,400
Vehicles	409,108	409,108
Accumulated Depreciation	(583,810)	(99,815)

	$1,169,441	$1,477,668

Depreciation and Amortization expense for the year ended December 31, 2020 was $696,114 compared to $229,036 for the same period of December 31, 2019.